ENTITY WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Summary of Revenues within Geographic Areas
The following is a summary of revenues within geographic areas:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
	(U.S. dollars in thousands)		(U.S. dollars in thousands)
Americas:
United States	$12,572	$12,235	$24,875	$23,304
Other	460	184	578	551
	13,032	12,419	25,453	23,855
EMEA:
Germany	2,946	2,712	5,694	5,045
Israel	306	282	543	556
Other	6,539	5,740	$12,600	11,596
	9,791	8,734	18,837	17,197

APAC	2,278	1,879	3,265	3,224

Total	$25,101	$23,032	$47,555	$44,276

Schedule of Distributors Comprised more than 10% of Company's Revenue
For the year ended December 31, 2019 and six months ended June 30, 2020, each of the following distributors comprised more than 10% of the Company’s revenue:

	Year Ended	Six months Ended
	December 31,	June 30,
	2019	2020

Customer A	15%	15%
Customer B	9%	10%

Schedule of Property, Plant and Equipment, Net by Geographical Area
Property, plant and equipment, net by geographical area were as follows as of December 31, 2019 and June 30, 2020:

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Americas (primarily the United States)	$959	1,146
EMEA	123	111
Israel	3,095	3,553
	$4,177	4,810

Schedule of Distributors Comprised more than 10% of Company's Accounts Receivable
As of December 31, 2019 and June 30, 2020, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,	June 30,
	2019	2020
Customer A	14%	18%
Customer B	15%	13%
Customer C	12%	0%
Customer D	2%	15%
Customer E	2%	14%